Share-based Payment - Summary of Share-based Payment Arrangements (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	957,866
Number Of Outstanding Share options	7,501,866	11,817,101
Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	957,866
Exercised /canceled /transferred	(2,584,459)
Number Of Outstanding Share options	7,501,866	5,695,601
Cash Settled Transactions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	13,481,078
Exercised /canceled /transferred	(5,979,302)
Number Of Outstanding Share options	7,501,866
Cosan S.A. Industria e Comercio [member] | Stock Grant Modification [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	2,396,110
Exercised /canceled /transferred	(1,591,416)
Number Of Outstanding Share options	804,694
Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 18, 2011
Company	Cosan S.A.
Number of share options granted	5,000,000
Exercised /canceled /transferred	(2,500,000)
Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member] | Stock Grant Modification [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Company	Cosan S.A.
Number of share options granted	1,501,626
Exercised /canceled /transferred	(1,050,752)
Number Of Outstanding Share options	450,874
Cosan S.A. Industria e Comercio [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	December 12, 2012
Company	Cosan S.A.
Number of share options granted	700,000
Exercised /canceled /transferred	(560,000)
Cosan S.A. Industria e Comercio [member] | December 12, 2012 [member] | Stock Grant Modification [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Company	Cosan S.A.
Number of share options granted	24,647
Exercised /canceled /transferred	(24,647)
Cosan S.A. Industria e Comercio [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 24, 2013
Company	Cosan S.A.
Number of share options granted	970,000
Exercised /canceled /transferred	(120,000)
Cosan S.A. Industria e Comercio [member] | April 24, 2013 [member] | Stock Grant Modification [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Company	Cosan S.A.
Number of share options granted	122,123
Exercised /canceled /transferred	(107,223)
Number Of Outstanding Share options	14,900
Cosan S.A. Industria e Comercio [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 25, 2014
Company	Cosan S.A.
Number of share options granted	960,000
Exercised /canceled /transferred	(80,000)
Cosan S.A. Industria e Comercio [member] | April 25, 2014 [member] | Stock Grant Modification [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Company	Cosan S.A.
Number of share options granted	283,808
Exercised /canceled /transferred	(251,552)
Number Of Outstanding Share options	32,256
Cosan S.A. Industria e Comercio [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 31, 2015
Company	Cosan S.A.
Number of share options granted	759,000
Exercised /canceled /transferred	(100,000)
Cosan S.A. Industria e Comercio [member] | August 31, 2015 [member] | Stock Grant Modification [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Company	Cosan S.A.
Number of share options granted	463,906
Exercised /canceled /transferred	(157,242)
Number Of Outstanding Share options	306,664
Cosan S.A. Industria e Comercio [member] | April 27, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 27, 2017
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	274,000
Exercised /canceled /transferred	(76,990)
Number Of Outstanding Share options	197,100
Cosan S.A. Industria e Comercio [member] | July 31, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2017
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	298,107
Exercised /canceled /transferred	(78,948)
Number Of Outstanding Share options	219,159
Cosan S.A. Industria e Comercio [member] | July 31, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2018
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	210,602
Number Of Outstanding Share options	210,602
Cosan S.A. Industria e Comercio [member] | Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	813,740
Exercised /canceled /transferred	(155,938)
Number Of Outstanding Share options	657,892
Cosan S.A. Industria e Comercio [member] | July 31, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2019
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	31,031
Number Of Outstanding Share options	31,031
Rumo S.A. [member] | October 1, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	October 1, 2015
Company	Rumo S.A
Expected life (years)	5 years
Number of share options granted	1,485,900
Exercised /canceled /transferred	(214,000)
Number Of Outstanding Share options	1,271,900
Rumo S.A. [member] | January 2, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	January 2, 2017
Company	Rumo S.A
Expected life (years)	5 years
Number of share options granted	1,476,000
Exercised /canceled /transferred	(185,700)
Number Of Outstanding Share options	1,290,300
Rumo S.A. [member] | September 1, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	September 1, 2017
Company	Rumo S.A
Expected life (years)	5 years
Number of share options granted	870,900
Exercised /canceled /transferred	(120,200)
Number Of Outstanding Share options	750,700
Rumo S.A. [member] | August 1, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 1, 2018
Company	Rumo S.A
Expected life (years)	5 years
Number of share options granted	1,149,544
Exercised /canceled /transferred	(75,821)
Number Of Outstanding Share options	1,073,723
Rumo S.A. [member] | Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	5,825,496
Exercised /canceled /transferred	(597,310)
Number Of Outstanding Share options	5,228,186
Rumo S.A. [member] | August 15, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 15, 2019
Company	Rumo S.A
Expected life (years)	5 years
Number of share options granted	843,152
Exercised /canceled /transferred	(1,589)
Number Of Outstanding Share options	841,563
Comgas [member] | April 20, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 20, 2017
Company	Comgás
Expected life (years)	5 years
Number of share options granted	61,300
Exercised /canceled /transferred	(4,725)
Number Of Outstanding Share options	56,575
Comgas [member] | August 12, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 12, 2017
Company	Comgás
Expected life (years)	5 years
Number of share options granted	97,780
Exercised /canceled /transferred	(6,000)
Number Of Outstanding Share options	91,780
Comgas [member] | August 1, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 1, 2018
Company	Comgás
Expected life (years)	5 years
Number of share options granted	96,787
Number Of Outstanding Share options	96,787
Comgas [member] | Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	339,550
Exercised /canceled /transferred	(10,725)
Number Of Outstanding Share options	328,825
Comgas [member] | July 31, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2019
Company	Comgás
Expected life (years)	5 years
Number of share options granted	83,683
Number Of Outstanding Share options	83,683
Cosan Limited [member] | August 18, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 18, 2017
Company	Cosan Limited
Expected life (years)	5 years
Number of share options granted	3,530,163
Exercised /canceled /transferred	(3,530,163)
Cosan Limited [member] | September 21, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	September 21, 2017
Company	Cosan Limited
Expected life (years)	5 years
Number of share options granted	255,000
Number Of Outstanding Share options	255,000
Cosan Logistica [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 18, 2011
Company	Cosan Logística
Number of share options granted	162,464
Exercised /canceled /transferred	(79,448)
Number Of Outstanding Share options	83,016
Cosan Logistica [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	December 12, 2012
Company	Cosan Logística
Number of share options granted	277
Exercised /canceled /transferred	(277)
Number Of Outstanding Share options	0
Cosan Logistica [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 24, 2013
Company	Cosan Logística
Number of share options granted	1,926
Exercised /canceled /transferred	(1,059)
Number Of Outstanding Share options	867
Cosan Logistica [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 25, 2014
Company	Cosan Logística
Number of share options granted	23,682
Exercised /canceled /transferred	(12,966)
Number Of Outstanding Share options	10,716
Cosan Logistica [member] | Stock Grant Modification [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	188,349
Exercised /canceled /transferred	(93,750)
Number Of Outstanding Share options	94,599
Moove [member] | July 31, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2019
Company	Moove
Expected life (years)	5 years
Number of share options granted	132,670
Number Of Outstanding Share options	132,670
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	1 year
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	1 year
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	5 years
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	5 years
Bottom of range [member] | Cosan S.A. Industria e Comercio [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	5 years
Bottom of range [member] | Cosan Logistica [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	1 year
Bottom of range [member] | Cosan Logistica [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	1 year
Bottom of range [member] | Cosan Logistica [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	5 years
Bottom of range [member] | Cosan Logistica [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	5 years
Top of range [member] | Cosan S.A. Industria e Comercio [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	12 years
Top of range [member] | Cosan S.A. Industria e Comercio [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7 years
Top of range [member] | Cosan S.A. Industria e Comercio [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7 years
Top of range [member] | Cosan S.A. Industria e Comercio [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7 years
Top of range [member] | Cosan S.A. Industria e Comercio [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7 years
Top of range [member] | Cosan Logistica [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	12 years
Top of range [member] | Cosan Logistica [member] | December 12, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7 years
Top of range [member] | Cosan Logistica [member] | April 24, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7 years
Top of range [member] | Cosan Logistica [member] | April 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7 years